Revenue - Earned Premium (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Underwriting income:
Premiums assumed	$ 97,628	$ 72,604
Reinsurance premiums ceded	(9,690)	(7,532)
Net premiums assumed	87,938	65,072
Change in unearned premiums	(6,272)	(7,755)
Change in deferred reinsurance premiums	7,466	5,917
Net premiums earned	$ 89,132	$ 63,234